COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Except for the contractual commitments disclosed under ‘Research and Development’ in Note 2 and the future lease payments disclosed in Note 6, the Group had no other material contractual commitments requiring disclosure as of June 30, 2026.